Stockholders' Equity (Details)	1 Months Ended	9 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 30, 2020 $ / shares
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Redemption of warrant, description		The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares and any Class A common stock issuable upon conversion thereof until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the Company’s initial Business Combination that results in all of the Company’s stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the “Lock-up”). Any permitted transferees will be subject to the same restrictions and other agreements of the company’s initial stockholders with respect to any Founder Shares. Notwithstanding the foregoing, the Founder Shares will be released from the Lock-up if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after the company’s initial Business Combination.
Business combination, description		In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion, including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.
Conversion ratio	20
Class A Common Stock
Stockholders' Equity (Details) [Line Items]
Class A common stock subject to possible redemption		34,500,000
Common stock, shares authorized	100,000,000	100,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares issued	0
Common stock share outstanding	0	0
Class B Common Stock
Stockholders' Equity (Details) [Line Items]
Class A common stock subject to possible redemption	1,125,000
Common stock, shares authorized	10,000,000	10,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per common share | Vote	1
Common stock, shares issued	8,625,000	8,625,000
Common stock share outstanding	8,625,000	8,625,000